American Century Variable Portfolios II, Inc.

PROSPECTUS SUPPLEMENT

VP INFLATION PROTECTION FUND

Supplement dated August 1, 2006 * Prospectus dated May 1, 2006

THE FOLLOWING IS ADDED TO THE LISTING UNDER THE FUND MANAGEMENT TEAM ON PAGE 12.

    ROBERT V. GAHAGAN

    Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team since the fund's inception. He joined American
    Century in 1983 and became a portfolio manager in January 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri
    - Kansas City.

    ALEJANDRO H. AGUILAR

    Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages since October 2003. He joined American
    Century in October 2003. Prior to joining American Century, he was an
    Investment Officer with CalPERS from July 2002 to September 2003 and
    Director of Portfolio Management at TIAA-CREF from May 1997 to April 2002.
    He has a bachelor's degree in economics from the University of California -
    Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

    DAN SHIFFMAN

    Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century in May
    2004 as a senior structured securities analyst. He became a portfolio manager in February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from Thunderbird, The Garvin School of International Management. He is a
    CFA charterholder.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50402 0608

American Century Variable Portfolios II, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional  Information dated May
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

EFFECTIVE MAY 14, 2006, ANTONIO CANOVA RESIGNED FROM THE BOARD OF DIRECTORS.

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 26 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 26.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Acting Chief Compliance Officer, Senior Vice
President, Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM AND ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING ENTRIES ARE ADDED TO THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 37.

OTHER ACCOUNTS MANAGED (AS OF JUNE 15, 2006)
                                   REGISTERED                           OTHER ACCOUNTS
                                   INVESTMENT                           (E.G., SEPARATE
                                   COMPANIES                            ACCOUNTS AND
                                   (E.G., OTHER      OTHER POOLED       CORPORATE
                                   AMERICAN          INVESTMENT         ACCOUNTS,
                                   CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN       COMMINGLED        INCUBATION
                                   CENTURY -         TRUSTS AND         STRATEGIES
                                   SUBADVISED        529 EDUCATION      AND CORPORATE
                                   FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
VP Inflation Protection
---------------------------------------------------------------------------------------
Robert         Number of Other     15                1                  2
Gahagan        Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $6,866,561,374    $1,822,416,920     $38,246,010
               Accounts Managed
---------------------------------------------------------------------------------------
Alejandro      Number of Other     9                 0                  2
Aguilar        Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $4,666,433,628    N/A                $38,246,010
               Accounts Managed
---------------------------------------------------------------------------------------
Dan            Number of Other     9                 0                  2
Shiffman       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $4,666,433,628    N/A                $38,246,010
               Accounts Managed
---------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AS THE SECOND SENTENCE TO THE PARAGRAPH UNDER OWNERSHIP
OF SECURITIES ON PAGE 39.

As of June 15, 2006, Robert Gahagan, Alejandro Aguilar and Dan Shiffman
beneficially owned no shares of the fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50416 0608